Mergers, Acquisitions and Disposals - Additional Information (Detail) $ / shares in Units, shares in Millions, R$ in Millions, $ in Millions, $ in Millions				12 Months Ended
	May 22, 2018 MXN ($)	Dec. 06, 2016 MXN ($) shares $ / shares	Dec. 06, 2016 BRL (R$)	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) Stores Distribution_Center	Aug. 16, 2018	May 04, 2017 USD ($)	Dec. 06, 2016 BRL (R$) shares	Jan. 02, 2016 MXN ($)	Jan. 25, 2013
Disclosure of detailed information about business combination [line items]
Implicit share value per share | $ / shares				$ 0	$ 0
Sale percentage of investment					5.20%
Proceeds from investment property					$ 53,051
Gain on sale of investment					29,989
Gain is net of transaction related costs					160
Other comprehensive income to consolidated net income					6,632
other comprehensive income to consolidated net income a total loss					$ 2,431
Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of ownership interest of subsidiary				47.20%	47.20%
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					51.00%						51.00%
Other comprehensive income translation adjustments					$ 2,996
Net assets for an amount					22,597
CCFPI [member] | Purchased call options [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest											49.00%
CCFPI [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest							51.00%
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, cash paid		$ 10,370			13,198				R$ 1,730
Business acquisition, percentage of voting equity interests acquired		100.00%						100.00%	100.00%
Name of acquire				Vonpar S.A.
Date of acquisition		Dec. 06, 2016	Dec. 06, 2016
Business acquisition, consideration transferred		$ 20,992			20,992				R$ 3,508
Business acquisition, additionally cash paid		4,124	R$ 688
Business acquisition, capitalized amount		4,082
Net assets for an amount					18,819			$ 4,082
Equity interests of acquirer					$ 485
Transaction related costs expensed as incurred		35
Goodwill deductible for income tax purposes										$ 1,667
Vonpar [member] | Promissory notes [member]
Disclosure of detailed information about business combination [line items]
Promissory notes issued for acquisition		$ 6,534							R$ 1,090
Annual rate		0.375%							0.375%
Promissory notes maturity period		3 years	3 years
Vonpar [member] | Series L share [member]
Disclosure of detailed information about business combination [line items]
Merger result in new issue | shares		27.9							27.9
Implicit share value per share | $ / shares		$ 146.27
Strike price per share | $ / shares		$ 128.88
Equity interests of acquirer		$ 485
Vonpar [member] | Series L share [member] | Promissory notes [member]
Disclosure of detailed information about business combination [line items]
Strike price per share | $ / shares		$ 178.5
Vonpar [member] | KOF series L [member]
Disclosure of detailed information about business combination [line items]
Merger result in new issue								27,900,000
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, cash paid						$ 5,618
Business acquisition, consideration transferred						5,612
Net assets for an amount						2,379
Transaction related costs expensed as incurred						$ 46
Farmacias Acuna [member] | Colombia [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of drug store | Stores						51
Specialtys Cafe and Bakery Inc [member] | United States [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						50.00%
Business acquisition, percentage of ownership interest of subsidiary						80.00%
Number of store | Stores						56
Comercial Big John Limitada [member] | Chile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of store | Stores						49
Operadora De Farmacias Generix SAPIdeCV [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of drug store | Stores						70
Number of distribution center | Distribution_Center						1
Grupo Torrey [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Open market [member] | Colombia [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						80.00%
Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	10.00%
Business acquisition, consideration transferred	$ 370
Business acquisition, percentage of ownership interest of subsidiary	50.00%
Other acquisitions [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, cash paid				$ 5,692
Business acquisition, consideration transferred				6,552
Net assets for an amount				$ 6,552
Abasa [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
Los Volcanes [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
MONRESA [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
Number of consumers reached				3,400,000
Number of points of sale				26,000